SAP SE ADRhedged™
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks
— 96.2%
Information Technology — 96.2%
SAP SE, ADR
(Cost $513,860) .......................................................................................................... 1,797 $ 307,664
Short-Term Investment
— 3.9%
Money Market Funds — 3.9%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.53%
(a)
(Cost $12,404) ........................................................................................................... 12,404 12,404
Total Investments — 100.1%
(Cost $526,264) 320,068
Liabilities in excess of Other Assets,
Net — (0.1)% (354)
Net Assets — 100% $ 319,714
_______________
(a) Reflects the 7-day yield at March 31, 2026.
ADR: American Depositary Receipt
At March 31, 2026, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/26 USD 296,185 EUR 257,056 $ — $ (3)
CIBC 04/01/26 EUR 257,056 USD 294,744 — (1,438)
CIBC 04/02/26 EUR 262,457 USD 302,417 13 —
Total Unrealized Appreciation/(Depreciation) $ 13
$ (1,441)
* The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
EUR Euro